Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangible assets other than goodwill, cost beginning	$ 34	$ 33
Intangible assets other than goodwill, accumulated amortization, beginning	(27)	(24)
Intangible assets other than goodwill, beginning	7	9
Business acquisition, cost	3,352
Business acquisition, accumulated amortization
Business acquisition	3,352
Amortization cost
Accumulated amortization	(24)	(3)
Amortization	(24)	(3)
Impact of foregin exchange rate changes cost	1	1
Impact of foregin exchange rate changes accumulated amortization	(1)
Impact of foregin exchange rate changes		1
Intangible assets other than goodwill, cost ending	3,387	34
Intangible assets other than goodwill, accumulated amortization,ending	(52)	(27)
Intangible assets other than goodwill, ending	$ 3,335	$ 7